CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in UK unemployment rate (in percent)	1.00%
Allowance account for credit losses of financial assets	£ 4,000	£ 6,132
10pp increase in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(112)	(206)
10pp decrease in HPI
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	162	284
1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	107	203
1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(95)	(188)
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	3,502	5,018
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	3,772	5,596
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	4,324	6,829
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	5,613	9,811
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	905	1,215
UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	837	1,027
UK mortgages | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	23	25
UK mortgages | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(18)	(23)
UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	636	602
UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	722	797
UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	973	1,269
UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,448	2,578
UK mortgages | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	0	0
Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	908	1,445
Retail excluding UK mortgages | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	34	54
Retail excluding UK mortgages | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(34)	(54)
Retail excluding UK mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,270	2,154
Retail excluding UK mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,388	2,299
Retail excluding UK mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,535	2,509
Retail excluding UK mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,767	2,819
Retail excluding UK mortgages | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	0	0
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	1,316	2,315
Commercial Banking | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	49	123
Commercial Banking | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(42)	(110)
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,180	1,842
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,244	2,079
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,397	2,629
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,976	3,985
Commercial Banking | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	905	1,215
Commercial Banking | Best case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	741	977
Commercial Banking | Worst case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1,023	1,536
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	418	422
Other | 1pp increase in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	1	1
Other | 1pp decrease in unemployment
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	(1)	(1)
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	416	420
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	418	421
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	419	422
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Expected credit loss	422	429
Other | Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0